Other Financial Assets and Liabilities - Summary of Hedging instruments (Detail) - Derivatives [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Contract amount	₩ 2,788,941	₩ 2,672,113
Assets	445,471	159,211
Liabilities	3	24,547
Changes in fair value to calculate the ineffective portion of hedges	363,978	45,339
USD
Disclosure of detailed information about hedging instruments [line items]
Foreign currency	2,150,937	2,011,509
Contract amount	2,658,775	2,417,473
Assets	444,786	157,681
Liabilities	0	23,465
Changes in fair value to calculate the ineffective portion of hedges	362,588	44,413
JPY
Disclosure of detailed information about hedging instruments [line items]
Foreign currency		400,000
Contract amount		4,357
Assets		0
Liabilities		660
Changes in fair value to calculate the ineffective portion of hedges		(162)
EUR
Disclosure of detailed information about hedging instruments [line items]
Foreign currency	6,900	7,700
Contract amount	10,166	10,283
Assets	333	0
Liabilities	0	231
Changes in fair value to calculate the ineffective portion of hedges	548	381
KRW
Disclosure of detailed information about hedging instruments [line items]
Foreign currency	0	0
Contract amount	120,000	240,000
Assets	352	1,530
Liabilities	3	191
Changes in fair value to calculate the ineffective portion of hedges	₩ 842	₩ 707